Loans from Third Parties (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Loans from third parties (Textual)
Bank loan amount	$ 14,674,991	$ 3,312,202
Urumuqi National Economic Financing and Guarantee Co., Ltd. [Member]
Loans from third parties (Textual)
Bank loan amount	$ 1,134,444	1,132,663
Related Party Transaction, Rate	7.00%
Interest expense	$ 60,271
Urumqi Changhe Financing Guarantee Co., Ltd. [Member]
Loans from third parties (Textual)
Bank loan amount	$ 2,182,967	2,179,539
Related Party Transaction, Rate	7.00%
Interest expense	$ 115,977
Xinjiang Microcredit Refinancing Co. Ltd. Three [Member]
Loans from third parties (Textual)
Bank loan amount	$ 7,281,412
Related Party Transaction, Rate	12.00%
Interest expense	$ 1,200,835